Summary of Significant Accounting Policies - Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	175,528,225		175,437,783	191,139,933	186,466,181
Deferred tax asset			$ 93,011,000	$ 74,955,000
Shares excluded since their inclusion would be anti-dilutive	321,086,776	297,188,387	325,849,346	293,772,949
Net loss	$ (82,553,000)	$ (17,471,000)	$ (156,124,000)	$ (59,414,000)
General and administrative expenses	2,692,000	3,004,000	14,705,000	12,425,000
Change in fair value of warrant liabilities	66,397,000	(1,009,000)	$ 84,455,000	(1,493,000)
Star Peak Energy Transition Corp [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding			24,275,528
Cash equivalents			$ 0	0
Deferred tax asset			706,328	2,185
Investment Income, Net	35,469		136,707
Net loss	(156,346,958)	(1,100)	(112,633,298)	(10,406)
General and administrative expenses	521,271		3,136,965	9,566
Change in fair value of warrant liabilities	155,781,741	0	(109,269,830)
Franchise tax expense	$ 49,415	1,100	$ 200,000	$ 840
Star Peak Energy Transition Corp [Member] | Class A common stock
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	8,640,832		24,275,528
Taxes available to be withdrawn from the Trust Account			$ 137,000
Star Peak Energy Transition Corp [Member] | Common Class B
Class of Stock [Line Items]
Net loss	$ 156,300,000	$ 0	112,600,000
General and administrative expenses			3,300,000
Change in fair value of warrant liabilities			109,300,000
Franchise tax expense			$ 63,000
Star Peak Energy Transition Corp [Member] | Class A shares
Class of Stock [Line Items]
Shares excluded since their inclusion would be anti-dilutive	19,967,302		19,967,302
Star Peak Energy Transition Corp [Member] | Founder Shares | Sponsor
Class of Stock [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000